Derivative Liabilities	9 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2015
Derivative Liabilities [Text Block]

NOTE 6 – Derivative Liabilities

The embedded conversion feature in the convertible debt instruments that the Company issued beginning in August 2013 (See Note 7), and became convertible beginning in February 2014, qualified it as a derivative instrument since the number of shares issuable under the note is indeterminate based on guidance in FASB ASC 815, Derivatives and Hedging. This convertible note tainted all other equity linked instruments including outstanding warrants and fixed rate convertible debt on the date that the instrument became convertible.

The valuation of the derivative liability of the warrants was determined through the use of a Monte Carlo options model that values the liability of the warrants based on a risk-neutral valuation where the price of the option is its discounted expected value. The technique applied generates a large number of possible (but random) price paths for the underlying common stock via simulation, and then calculates the associated exercise value (i.e. “payoff”) of the option for each path. These payoffs are then averaged and discounted to a current valuation date resulting in the fair value of the option.

The valuation of the derivative liability attached to the convertible debt was arrived at through the use of a Monte Carlo model that values the derivative liability within the notes. The technique applied generates a large number of possible (but random) price paths for the underlying (or underlyings) via simulation, and then calculates the associated payment value (cash, stock, or warrants) of the derivative features. The price of the underlying common stock is modeled such that it follows a geometric Brownian motion with constant drift, and elastic volatility (increasing as stock price decreases). The stock price is determined by a random sampling from a normal distribution. Since the underlying random process is the same, for enough price paths, the value of the derivative is derived from path dependent scenarios and outcomes. The features in the notes that were analyzed and incorporated into the model included the conversion features with the reset provisions, the call/redemption/prepayment options, and the default provisions. Based on these features, there are six primary events that can occur; payments are made in cash; payments are made with stock; the note holder converts upon receiving a redemption notice; the note holder converts the note; the issuer redeems the note; or the Company defaults on the note. The model simulates the underlying economic factors that influenced which of these events would occur, when they were likely to occur, and the specific terms that would be in effect at the time (i.e. stock price, conversion price, etc.). Probabilities were assigned to each variable such as redemption likelihood, default likelihood, and timing and pricing of reset events over the remaining term of the notes based on management projections. This led to a cash flow simulation over the life of the note. A discounted cash flow for each simulation was completed, and it was compared to the discounted cash flow of the note without the embedded features, thus determining a value for the derivative liability.

Key inputs and assumptions used to value the convertible notes and warrants upon issuance or tainting and also as of October 31, 2015:

•

The stock projections are based on the historical volatilities for each date. These ranged in the 131.9 - 146.9% range. The stock price projection was modeled such that it follows a geometric Brownian motion with constant drift and a constant volatility, starting with the market stock price at each valuation date;

•	An event of default would not occur during the remaining term of the note;
•

Conversion of the notes to stock would be completed monthly after any holding period and would be limited based on: 5% of the last 6 months average trading volume and the ownership limit identified in the contract assuming the underlying number of common shares increases at 1% per month. The effective discount was determined based on the historical trading history of the Company based on the specific pricing mechanism in each note;

•	The Company would not have funds available to redeem the notes during the remaining term of the convertible notes;
•	Discount rates were based on risk free rates in effect based on the remaining term and date of each valuation and instrument.
•	The holder would exercise the warrant at maturity if the stock price was above the exercise price;
•

The Holder would exercise the warrant after any holding period prior to maturity at target prices starting at 2 times the exercise price for the Warrants or higher subject to monthly limits of: 5% of the last 6 months average trading volume increasing by 1% per month and the ownership limit identified in the contract assuming the underlying number of common shares increases at 1% per month.

•	For the warrants with reset features, the Company assumed it would issue equity linked instruments in the quarters ended 10/31/15 through 4/30/16 at 70% of market.

Using the results from the model, the Company recorded a derivative liability of $49,553 for newly granted warrants and a derivative liability of $633,399 for the fair value of the convertible feature included in the Company’s convertible debt instruments for the nine months ended October 31, 2015. The derivative liability recorded for the convertible feature created a debt discount of $497,031 which is being amortized over the remaining term of the note using the effective interest rate method and is classified as convertible debt on the balance sheet. Interest expense related to the amortization of this debt discount for the nine months ended October 31, 2015, was $21,906. Additionally, $487,369 of debt discount was charged to interest expense as a result of the conversion of a portion of the underlying debt instrument. The remaining unamortized debt discount related to the derivative liability was $14,595 as of October 31, 2015. The Company recorded the change in the fair value of the derivative liability as a gain of $70,766 to reflect the value of the derivative liability for warrants and convertible notes as $78,277 as of October 31, 2015. The Company also recorded a reclassification from derivative liability to equity of $750,615 for the conversions of a portion of the Company’s convertible notes.

The following table sets forth a reconciliation of changes in the fair value of the Company’s derivative liability:

	Nine months ended October 31,
	2015	2014
Beginning balance	$216,705	$46,985
Total (gains) losses	(70,766)	(396,686)
Settlements	(750,615)	(169,474)
Additions	682,953	852,022
Ending balance	$78,277	$332,847

Change in unrealized gains (losses) included in earnings relating to derivatives still held as of October 31, 2015 and 2014	$(70,766)	$(396,686)

NOTE 8 – Derivative Liabilities

The embedded conversion feature in the convertible debt instruments that the Company issued in August 2013 and November 2013 (See Note 7), that became convertible during the year ended January 31, 2015, qualified it as a derivative instrument since the number of shares issuable under the note is indeterminate based on guidance in FASB ASC 815, Derivatives and Hedging. This convertible note tainted all other equity linked instruments including outstanding warrants and fixed rate convertible debt on the date that the instrument became convertible.

The valuation of the derivative liability of the warrants was determined through the use of a Monte Carlo options model that values the liability of the warrants based on a risk-neutral valuation where the price of the option is its discounted expected value. The technique applied generates a large number of possible (but random) price paths for the underlying common stock via simulation, and then calculates the associated exercise value (i.e. “payoff”) of the option for each path. These payoffs are then averaged and discounted to a current valuation date resulting in the fair value of the option.

The valuation of the derivative liability attached to the convertible debt was arrived at through the use of a Monte Carlo model that values the derivative liability within the notes. The technique applied generates a large number of possible (but random) price paths for the underlying (or underlyings) via simulation, and then calculates the associated payment value (cash, stock, or warrants) of the derivative features. The price of the underlying common stock is modeled such that it follows a geometric Brownian motion with constant drift, and elastic volatility (increasing as stock price decreases). The stock price is determined by a random sampling from a normal distribution. Since the underlying random process is the same, for enough price paths, the value of the derivative is derived from path dependent scenarios and outcomes. The features in the notes that were analyzed and incorporated into the model included the conversion features with the reset provisions, the call/redemption/prepayment options, and the default provisions. Based on these features, there are six primary events that can occur; payments are made in cash; payments are made with stock; the note holder converts upon receiving a redemption notice; the note holder converts the note; the issuer redeems the note; or the Company defaults on the note. The model simulates the underlying economic factors that influenced which of these events would occur, when they were likely to occur, and the specific terms that would be in effect at the time (i.e. stock price, conversion price, etc.). Probabilities were assigned to each variable such as redemption likelihood, default likelihood, and timing and pricing of reset events over the remaining term of the notes based on management projections. This led to a cash flow simulation over the life of the note. A discounted cash flow for each simulation was completed, and it was compared to the discounted cash flow of the note without the embedded features, thus determining a value for the derivative liability.

Key inputs and assumptions used to value the convertible notes and warrants upon issuance or tainting and also as of January 31, 2015:

  The stock projections are based on the historical volatilities for each date. These ranged in the 112-124% range. The stock price projection was modeled such that it follows a geometric Brownian motion with constant drift and a constant volatility, starting with the market stock price at each valuation date;
  An event of default would not occur during the remaining term of the note;
  Conversion of the notes to stock would be completed monthly after any holding period and would be limited based on: 25% of the last 6 months average trading volume and the ownership limit identified in the contract assuming the underlying number of common shares increases at 1% per month. The effective discount was determined based on the historical trading history of the Company based on the specific pricing mechanism in each note;
  The Company would not have funds available to redeem the notes during the remaining term of the convertible notes;
  Discount rates were based on risk free rates in effect based on the remaining term and date of each valuation and instrument.
  The holder would exercise the warrant at maturity if the stock price was above the exercise price;
  The Holder would exercise the warrant after any holding period prior to maturity at target prices starting at 2 times the exercise price for the Warrants or higher subject to monthly limits of: 25% of the last 6 months average trading volume increasing by 1% per month and the ownership limit identified in the contract assuming the underlying number of common shares increases at 1% per month.
  For the warrants with reset features, the Company assumed it would issue equity linked instruments in the quarters ended 1/31/15 through 7/31/15 at 70% of market.

Using the results from the model, the Company recorded a derivative liability of $520,552 for the fair value of the tainted warrants previously classified in equity, a derivative liability of $6,440 for newly granted warrants (see note 11) and a derivative liability of $382,175 for the fair value of the convertible feature included in the Company’s convertible debt instruments. The derivative liability recorded for the convertible feature created a debt discount of $382,173 which is being amortized over the remaining term of the note using the effective interest rate method, and is classified as convertible debt on the balance sheet. Interest expense related to the amortization of this debt discount for the year ended January 31, 2015, was $172,968. Additionally, $182,348 of debt discount was charged to interest expense as a result of the conversion of a portion of the underlying debt instrument (See Note 7). The remaining unamortized debt discount related to the derivative liability was $26,859 as of January 31, 2015. The Company recorded the change in the fair value of the derivative liability as a gain of $482,697 to reflect the value of the derivative liability for warrants and convertible notes as $216,705 as of January 31, 2015. The Company also recorded a reclassification from derivative liability to equity of $256,748 for the conversions of a portion of the Company’s convertible notes.

At January 31, 2014, we estimated the fair value of the derivative liability related to the warrants using level 3 inputs and the Black-Scholes valuation model. We used historical volatility as a method to estimate expected volatility. At January 31, 2014 we had 2,500,000 whole share purchase warrants outstanding that contain a full ratchet down anti-dilution provision which is triggered if we enter into any lower priced issuance than $0.0264 per common share. As a result of these provisions, these warrants were not considered indexed to our common stock and were classified as liabilities under ASC 815. We used the following assumptions to estimate the fair value of the derivative liability related to the warrants at January 31, 2014:

	Expected	Expected dividend	Expected	Risk-free interest
Description	volatility	yield	term	rate
Derivative liability at January 31, 2014	209.37%	0%	2.5	0.69%

The following table sets forth a reconciliation of changes in the fair value of the Company’s derivative liability:

	Year Ended January 31,
	2015	2014
Beginning balance	$46,985	$15,112
Total (gains) losses	(482,697)	31,873
Settlements	(256,748)	-
Additions	909,165	-
Ending balance	$216,705	$46,985

Change in unrealized (gains) losses included in earnings relating to derivatives still held as of January 31, 2015 and 2014	$(482,697)	$31,873